STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net income for the year	R$ 1,234,507	R$ 750,427	R$ 2,085,442
Item not to be reclassified to income:
Remeasurement of post-employment benefit obligations, net of taxes	(694)	(204)	(416)
Item to be reclassified to income subsequently:
Cash flow hedge	2,190	(2,190)	0
Total comprehensive income for the year	R$ 1,236,003	R$ 748,033	R$ 2,085,026